Summary of Significant Accounting Policies - Revenue (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2021 CNY (¥) item	Sep. 30, 2021 USD ($) item	Sep. 30, 2020 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Contract liabilities	¥ 1,876,659		¥ 811,226	¥ 1,061,254	¥ 485,087
Number of components not performance obligations | item	2	2
Number of packages offered | item	2	2
Number of performance obligations per package | item	1	1
Package term	1 month	1 month
Revenue	¥ 26,235,681	$ 4,071,714	9,616,842
Forfeiture rate (as a percent)	0.00%	0.00%
Revenue allocated to performance obligation	¥ 241,835		78,741
Amount charged to selling and marketing expenses	111,404		50,066
Liabilities related to unredeemed points	383,743			221,450
Vehicle sales
Disaggregation of Revenue [Line Items]
Contract liabilities	1,942,423			1,253,620
Revenue	23,954,365	$ 3,717,659	9,008,474
Energy and Service Packages
Disaggregation of Revenue [Line Items]
Contract liabilities	136,261			¥ 91,486
Automotive Regulatory Credits
Disaggregation of Revenue [Line Items]
Revenue	¥ 516,549		¥ 0
Maximum
Disaggregation of Revenue [Line Items]
Stand-alone fair value as a percentage of gross selling price	1.00%	1.00%
Aggregate stand-alone fair value as a percentage of contract price	3.00%	3.00%